CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Net income	₱ 28,869	₱ 30,943	₱ 25,499
OTHER COMPREHENSIVE INCOME (LOSS) - NET OF TAX (Note 6)
Foreign currency translation differences of subsidiaries	(135)	(93)	(154)
Net transactions on cash flow hedges:	167	239	200
Net fair value gains on cash flow hedges (Note 27)	223	319	267
Income tax related to fair value adjustments charged directly to equity	(56)	(80)	(67)
Net other comprehensive gain to be reclassified to profit or loss in subsequent years	32	146	46
Revaluation increment on investment properties	4,087	1,196
Revaluation increment in investment properties transferred from property and equipment (Note 13)	3,594	1,631
Income tax related to revaluation adjustments charged directly to equity	493	(435)
Share in the other comprehensive income (loss) of associates and joint ventures accounted for using the equity method	(1)	(8)	3
Remeasurements of post-employment benefit obligations:	(626)	(1,462)	(5,469)
Remeasurement losses on post-employment benefit obligations	(838)	(1,978)	(7,277)
Income tax related to remeasurement adjustments (Note 7)	212	516	1,808
Net other comprehensive income (loss) not to be reclassified to profit or loss in subsequent years	3,460	(274)	(5,466)
Total other comprehensive income (loss) - net of tax	3,492	(128)	(5,420)
TOTAL COMPREHENSIVE INCOME	32,361	30,815	20,079
ATTRIBUTABLE TO:
Equity holders of PLDT	32,162	30,627	19,884
Noncontrolling interests	199	188	195
TOTAL COMPREHENSIVE INCOME	₱ 32,361	₱ 30,815	₱ 20,079